19. Information on related parties (Tables)	12 Months Ended
Dec. 31, 2018
Information On Related Parties Tables Abstract
Related party transactions
		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:
Termoeléctrica José de San Martín S.A.	12-31-2018	222	-	837	-
	12-31-2017	266	-	28	-
	12-31-2016	180	-	19	-

Distribuidora de Gas Cuyana S.A.	12-31-2018	-	235,319	-	24,583
	12-31-2017	-	69,088	-	10,706
	12-31-2016	-	23,019	-	2,564

Distribuidora de Gas del Centro S.A.	12-31-2018	-	-	-	-
	12-31-2017	-	-	-	-
	12-31-2016	-	92	-	-

Energía Sudamericana S.A.	12-31-2018	-	-	-	-
	12-31-2017	-	-	384	2,847
	12-31-2016	-	-	-	-

Transportadora de Gas del Mercosur S.A.	12-31-2018	7,647	-	24	-
	12-31-2017	4,828	-	25,461	-
	12-31-2016	3,105	-	13,940	-

Related companies:
RMPE Asociados S.A.	12-31-2018	178	159,895	-	-
	12-31-2017	202	142,259	-	-
	12-31-2016	145	65,076	11	-
Total	12-31-2018	8,047	395,214	861	24,583
	12-31-2017	5,296	211,347	25,873	13,553
	12-31-2016	3,430	88,187	13,970	2,564